Accrued and Other Liabilities - Changes in Standard Warranty Reserve (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Balance, January 1	€ 21,626	€ 43,273
Acquisitions through business combinations	2,978
Additions for the year	37,124	35,735
Utilization of the reserve	(19,924)	(33,746)
Release of the reserve	(13,076)	(22,733)
Effect of exchange rates	(1,253)	(903)
Standard warranty reserve	€ 27,475	€ 21,626